Remuneration System for the Management Board and Employees of the Group (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Parameters of Share Based Compensation Program	The parameters of each program are listed in the table below.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan
Share Price on Grant Date in €	55.07	81.05	85.00	98.10
Exercise Price in €	55.52	81.04	87.86	106.16
Expected Volatility of the MorphoSys share in %	37.49	35.95	37.76	38.02
Expected Volatility of the Nasdaq Biotech Index in %	25.07	25.10	18.61	18.17
Expected Volatility of the TecDAX Index in %	16.94	17.73	26.46	24.82
Performance Term of Program in Years	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.03 and 0.23	between 0.02 and 0.15	between 0.02 and 0.13	between 0.0 and 0.02

Summary of Development of Convertible Bond Plans for Group Employees
The table below shows the development of the convertible bond programs for Group employees in the 2019, 2018 and 2017 financial years.

	Convertible Bonds	Weighted- average Price (€)
Outstanding on January 1, 2017	436,585	31.88
Granted	0	0.00
Exercised	0	0.00
Forfeited	(261,015)	31.88
Expired	0	0.00
Outstanding on December 31, 2017	175,570	31.88

Outstanding on January 1, 2018	175,570	31.88
Granted	0	0.00
Exercised	(32,537)	31.88
Forfeited	0	0.00
Expired	0	0.00
Outstanding on December 31, 2018	143,033	31.88

Outstanding on January 1, 2019	143,033	31.88
Granted	0	0.00
Exercised	(118,386)	31.88
Forfeited	0	0.00
Expired	0	0.00
Outstanding on December 31, 2019	24,647	31.88

Summary of Weighted Average Exercise Price
The following overview includes the weighted-average exercise price as well as information on the contract duration of significant groups of convertible bonds as of December 31, 2019.

Range of Exercise Prices	Number Outstanding	Remaining Contractual Life (in Years)	Weighted- average Exercise Price (€)	Number Exercisable	Weighted- average Exercise Price (€)
€ 25.00 - € 40.00	24,647	0.25	31.88	24,647	31.88
	24,647	0.25	31.88	24,647	31.88

Summary of Expected Volatility Based on Development of Share Volatility of Last Four Years	The parameters of each program are listed in the table below.

	April 2016 Long-Term Incentive Program	April 2017 Long-Term Incentive Program	April 2018 Long-Term Incentive Program	April 2019 Long-Term Incentive Program
Share Price on Grant Date in €	43.28	55.07	81.05	85.00
Exercise Price in €	n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	34.64	37.49	35.95	37.76
Expected Volatility of the Nasdaq Biotech Index in %	23.39	25.07	25.1	18.61
Expected Volatility of the TecDAX Index in %	17.01	16.94	17.73	26.46
Performance Term of Program in Years	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	0.05	between 0.03 and 0.23	between 0.02 and 0.15	between 0.02 and 0.13

Summary of Shares, Stock Options, Convertible Bonds and Performance Shares Held by Members of Management Board and Supervisory Board

SHARES
	01/01/2019	Additions	Sales	12/31/2019
Management Board
Dr. Jean-Paul Kress 1	-	0	0	0
Jens Holstein	17,017	39,808	37,308	19,517
Dr. Malte Peters	12,818	0	9,505	3,313
Dr. Markus Enzelberger	1,676	1,837	1,837	1,676
Dr. Simon Moroney 2	483,709	0	0	-

Total	515,220	41,645	48,650	24,506

Supervisory Board
Dr. Marc Cluzel	500	250	0	750
Dr. Frank Morich	1,000	0	0	1,000
Michael Brosnan	0	0	0	0
Sharon Curran 3	-	0	0	0
Dr. George Golumbeski	0	0	0	0
Wendy Johnson	500	0	0	500
Krisja Vermeylen	350	0	0	350

Total	2,350	250	0	2,600

STOCK OPTIONS
	01/01/2019	Additions	Forfeitures	Exercises	12/31/2019
Management Board
Dr. Jean-Paul Kress 1	-	57,078	0	0	57,078
Jens Holstein	14,673	6,936	0	0	21,609
Dr. Malte Peters	14,673	6,936	0	0	21,609
Dr. Markus Enzelberger	11,742	6,936	0	0	18,678
Dr. Simon Moroney 2	22,395	10,587	0	0	-

Total	63,483	88,473	0	0	118,974

CONVERTIBLE BONDS
	01/01/2019	Additions	Forfeitures	Exercises	12/31/2019
Management Board
Dr. Jean-Paul Kress 1	-	0	0	0	0
Jens Holstein	30,000	0	0	30,000	0
Dr. Malte Peters	0	0	0	0	0
Dr. Markus Enzelberger	0	0	0	0	0
Dr. Simon Moroney 2	88,386	0	0	0	-

Total	118,386	0	0	30,000	0

PERFORMANCE SHARES
	01/01/2019	Additions	Forfeitures	Allocations 4	12/31/2019
Management Board
Dr. Jean-Paul Kress 1	-	0	0	0	0
Jens Holstein	17,936	2,065	0	7,308	12,693
Dr. Malte Peters	5,132	2,065	0	0	7,197
Dr. Markus Enzelberger	7,031	2,065	0	1,837	7,259
Dr. Simon Moroney 2	27,050	3,152	0	0	-

Total	57,149	9,347	0	9,145	27,149

1	Dr. Jean-Paul Kress has joined the Management Bo a rd of MorphoSys AG on September 1, 2019.
2
Dr. Simon Moroney resigned from the management board and his function as Chief Executive Officer as of August 31, 2019. Changes in the number of shares after resignation from the Management Board of MorphoSys AG are not presented in the tables.

3	Sharon Curran has joined the Supervisory Board of MorphoSys AG on June 14, 2019.
4	Allocations are made as soon as performance shares are transferred within the six-month exercise period after the end of the four-year waiting period.

Summary of Management Board Remuneration
Whereas the management report presents the remuneration of the Management Board and Supervisory Boards as members in key management positions in accordance with the provisions of the German Corporate Governance Code, the following tables show the expense-based view in accordance with IAS 24.

MANAGEMENT BOARD REMUNERATION FOR THE YEARS 2019 AND 2018 (IAS 24):

	Dr. Jean-Paul Kress Chief Executive Officer		Jens Holstein Chief Financial Officer		Dr. Malte Peters Chief Development Officer
	Appointment: September 1, 2019
	2018	2019	2018	2019	2018	2019
Fixed Compensation	0	233,333	402,235	418,324	397,800	413,712
Fringe Benefits	0	93,551	46,725	44,090	30,613	32,892
One -Year Variable Compensation	0	196,000	337,877	351,392	334,152	347,518
One-Time Bonus	0	1,000,000	0	500,000	-	500,000

Total Short-Term Employee Benefits (IAS 24.17 (a))	0	1,522,884	786,837	1,313,806	762,565	1,294,122

Service Cost	0	44,965	111,233	114,224	76,190	77,787

Total Benefit Expenses – Post-Employment Benefits (IAS 24.17 (b))	0	44,965	111,233	114,224	76,190	77,787

Termination Benefits	0	0	0	0	0	0
Total Termination Benefits (IAS 24.17 (d))	0	0	0	0	0	0

One-Time Bonus in Shares	0	0	358,857	0	354,900	0
Multi-Year Variable Compensation 1:
2014 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	994	0	0	0
2015 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	18,257	1,180	0	0
2016 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	56,632	22,320	0	0
2017 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	68,437	34,457	68,437	34,457
2018 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	91,595	66,087	91,595	66,087
2019 Long-Term Incentive Program (Vesting Period 4 Years)	0	0	0	97,952	0	97,952
2017 Stock Option Plan (Vesting Period 4 Years)	0	0	53,441	26,906	53,441	26,906
2018 Stock Option Plan (Vesting Period 4 Years)	0	0	89,593	64,642	89,593	64,642
2019 Stock Option Plan (Vesting Period 4 Years)	0	422,919	0	97,978	0	97,978

Total Share-Based Payment (IAS 24.17 (e))	0	422,919	737,806	411,522	657,966	388,022

Total Compensation	0	1,990,768	1,635,876	1,839,552	1,496,721	1,759,931

Dr. Markus Enzelberger Chief Scientific Officer		Dr. Simon Moroney 2 Chief Executive Officer		Total
		Resignation: August 31, 2019
2018	2019	2018	2019	2018	2019
321,300	334,152	542,074	372,154	1,663,409	1,771,675
31,211	31,365	32,654	28,304	141,203	230,202
269,892	280,688	455,343	328,859	1,397,264	1,504,457
-	200,000	0	-	0	2,200,000

622,403	846,205	1,030,071	729,317	3,201,876	5,706,334

68,515	69,805	158,788	107,263	414,726	414,044

68,515	69,805	158,788	107,263	414,726	414,044

0	104,483	0	1,086,602	0	1,191,085
0	104,483	0	1,086,602	0	1,191,085

286,650	0	483,616	-	1,484,023	0
			0
0	0	1,452	-	2,446	0
0	0	26,657	1,723	44,914	2,903
0	0	86,435	36,266	143,067	58,586
105,222	23,301	104,449	74,654	346,545	166,869
91,595	74,512	140,040	167,489	414,825	374,175
0	123,292	0	336,791	0	655,987
82,185	18,199	81,566	58,298	270,633	130,309
89,593	72,888	136,980	163,791	405,759	365,963
0	123,284	0	336,772	0	1,078,931

655,245	435,476	1,061,195	1,175,784	3,112,212	2,833,723

1,346,163	1,455,969	2,250,054	3,098,966	6,728,814	10,145,186

1
The fair value was determined pursuant to the regulations of IFRS 2 „share-based payment“. This table shows the pro-rata
share of personnel expenses resulting from share-based payment for the respective financial year. Further details can be found in Sections 7.1, 7.2 und 7.3.

2
Dr. Simon Moroney resigned from the management board and his function as Chief Executive Officer as of August 31, 2019. Due to his many years of service for the Company, the Supervisory Board decided that Dr. Simon Moroney will be entitled not only to a pro-rated
share but to the entire long-term share-based compensation components granted (stock options and performance shares) – provided that all other conditions of the plans are fulfilled.

Summary of Supervisory Board Remuneration
SUPERVISORY BOARD REMUNERATION FOR THE YEARS 2019 AND 2018:

	Fixed Compensation		Attendance Fees 1		Total Compensation
in €	2019	2018	2019	2018	2019	2018
Dr. Marc Cluzel	104,210	76,742	44,400	32,400	148,610	109,142
Dr. Frank Morich	70,926	61,004	33,600	23,200	104,526	84,204
Michael Brosnan	51,284	28,961	34,000	18,600	85,284	47,561
Sharon Curran 2	27,791	-	11,600	-	39,391	-
Dr. George Golumbeski	51,284	28,961	31,600	25,200	82,884	54,161
Wendy Johnson	47,618	46,160	35,600	37,400	83,218	83,560
Krisja Vermeylen	57,284	49,916	32,400	24,400	89,684	74,316
Dr. Gerald Möller 3	-	36,558	-	11,800	-	48,358
Klaus Kühn 3	-	17,326	-	6,800	-	24,126

Total	410,397	345,628	223,200	179,800	633,597	525,428

1	The attendance fee contains expense allowances for the attendance at the Supervisory Board and the Committee meetings.
2	Sharon Curran has joined the Supervisory Board of MorphoSys AG on June 14, 2019.
3	Dr. Gerald Möller and Klaus Kühn have left the Supervisory Board of MorphoSys AG on May 17, 2018.